Term Loan and Revolving Credit Facility Narrative (Details) - Orbitz $ in Thousands			6 Months Ended	12 Months Ended
	Apr. 15, 2014 USD ($)	Apr. 14, 2014 USD ($)	Jun. 30, 2015 USD ($) Rate	Dec. 31, 2014 USD ($) Rate	Mar. 25, 2013 USD ($)
Debt Instrument [Line Items]
Credit agreement, original amount					$ 515,000
Line Of Credit Facility Letters of Credit Maximum			$ 55,000	$ 55,000
Repayment of long term debt, amount				$ 439,900
Term loan, frequency of periodic installments			quarterly	quarterly
Term loan, annual prepayment, max percent of excess cash flow | Rate			50.00%	50.00%
Annual prepayment, net cash proceeds from asset sales with Reinvestment Rights | Rate			100.00%	100.00%
Annual prepayment, net cash proceeds from issuance of debt | Rate			100.00%	100.00%
Estimated prepayment of long term debt, amount			$ 24,100	$ 25,900
Debt, Long-term and Short-term, Combined Amount			$ 429,599	$ 447,750
Term loan, effective interest rate | Rate			4.94%	4.94%
Line of Credit Facility Fee | Rate			0.50%	0.50%
Debt Instrument, Percentage Secured by Outstanding Capital Stock or Other Equity Interests of Substantially All Direct and Indirect Domestic Subsidiaries			100.00%	100.00%
Debt Instrument, Percentage Secured by Outstanding Capital Stock or Other Equity Interests of Certain Foreign Subsidiaries			65.00%	65.00%
First Lien Leverage Ratio, Maximum			5.00	5.00
First Lien Leverage Ratio Minimum				1
Debt Issuance Cost				$ 6,700
Unamortized Debt Issuance Expense				2,200
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit agreement, original amount	$ 80,000
Debt Instrument, Term	5 years
Term Loans [Member]
Debt Instrument [Line Items]
Credit agreement, original amount	$ 450,000
Debt Instrument, Term	7 years
Term loan, periodic installments				1,125
Debt, Long-term and Short-term, Combined Amount			$ 429,599	$ 447,750
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, increase (decrease) in interest rate			0.00%	0.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, increase (decrease) in interest rate			25.00%	25.00%
Eurocurrency Rate [Member]
Debt Instrument [Line Items]
Term loan, description of variable rate basis			Eurocurrency Rate is equal to the LIBOR rate as determined by the British Bankers Association	The Eurocurrency Rate is equal to the LIBOR rate as determined by the British Bankers Association
Eurocurrency Rate [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate | Rate				3.50%
Eurocurrency Rate [Member] | Minimum [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate | Rate				1.00%
Fixed Rate [Domain]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount			$ 200,000
Fixed Rate [Domain] | Term Loans [Member]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount				$ 200,000
Variable Rate [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount				$ 247,800
Base Rate [Member]
Debt Instrument [Line Items]
Term loan, description of variable rate basis			The Base Rate for any day is equal to the greater of (a) the Fed Funds Rate in effect plus 0.5%, (b) the Credit Suisse AG prime rate and (c) the one-month Eurocurrency Rate	The Base Rate for any day is equal to the greater of (a) the Fed Funds Rate in effect plus 0.5%, (b) the Credit Suisse AG prime rate and (c) the one-month Eurocurrency Rate
Base Rate [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate | Rate				2.50%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit agreement, original amount				$ 80,000	$ 80,000
Revolving Credit Facility [Member] | Eurocurrency Rate [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate | Rate			3.00%
Debt Instrument, Basis Spread on Variable Rate | Rate				3.00%
Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate | Rate			2.00%
Debt Instrument, Basis Spread on Variable Rate | Rate				2.00%
Term Loans [Member] | Term Loan Maturing September 25, 2017 [Member]
Debt Instrument [Line Items]
Credit agreement, original amount	$ 530,000	$ 100,000
Term Loans [Member] | Term Loan Maturing March 25, 2019 [Member]
Debt Instrument [Line Items]
Credit agreement, original amount		$ 350,000
Eurodollar [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate | Rate				0.50%
Eurodollar [Member] | Term Loans [Member] | Term Loan Maturing September 25, 2017 [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate		3.50%
Eurodollar [Member] | Term Loans [Member] | Term Loan Maturing March 25, 2019 [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate		4.75%
Base Rate [Member] | Term Loans [Member] | Term Loan Maturing September 25, 2017 [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate		2.50%
Base Rate [Member] | Term Loans [Member] | Term Loan Maturing March 25, 2019 [Member]
Debt Instrument [Line Items]
Term loan, basis spread on variable rate		3.75%